Note 9 - Trade Accounts and Notes Payable	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
9—TRADE
ACCOUNTS AND NOTES PAYABLE

Trade accounts and notes payable consist of the following:

	December 31,
	2018	2017
Trade accounts payable	6,286	6,220
Notes payable	11	90
Total	6,297	6,310

Trade accounts payable usually represent invoices with a due date of
90
days or less and invoices to be received.

Notes payable represent commercial bills of exchange (drafts) with initial maturities of
90
days or less.